Equity method investments (Details) - Summarized Statement of Operations - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		$ 307.5	$ 334.1	$ 164.9
Operating expenses		(514.5)	(491.3)	(353.2)
Net loss		(317.6)	$ (299.1)	$ (190.9)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 49.8	134.4
Operating expenses	(47.4)	(121.4)
Net loss	1.5	11.8
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	68.1	263.8
Operating expenses	(85.7)	(223.9)
Net loss	(19.8)	10.7
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	0.0	122.4
Operating expenses	0.0	(123.6)
Net loss	0.0	(3.4)
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	0.0	45.2
Operating expenses	0.0	(45.6)
Net loss	$ 0.0	$ 0.2